COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) D item $ / shares shares	Dec. 17, 2020 item
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3	3
Legal fee	$ 508,525	$ 508,525
Investment advisory fee	40,000	400,000
Legal fees upon merger	697,445	479,262
Business combination related costs	$ 40,000,000	$ 40,000,000
Number of trading | D	30	30
Period of stockholder approval after delivering business combination	25 days	25 days
MTAC Class A Common Stock
COMMITMENTS AND CONTINGENCIES
Number of holdings | shares	1	1
Business combinations of warrant to purchase	1.00%	0.33%
Raymond James Agreements
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fees upon consummation of business combination	$ 8,750,000	$ 8,750,000
Maximum | Raymond James Agreements
COMMITMENTS AND CONTINGENCIES
Aggregate fees received	4,500,000	4,500,000
Minimum | Raymond James Agreements
COMMITMENTS AND CONTINGENCIES
Aggregate fees received	3,000,000	3,000,000
TriSalus
COMMITMENTS AND CONTINGENCIES
Consideration payable	$ 220,000,000	$ 220,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Share price | $ / shares	$ 10.00	$ 10.00